Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Basic Earnings Per Share	The basic loss per common share is as follows:

		2017	2018	2019
Loss attributable to owners of the Company during the year		148,738	(83,188)	(884,721)

Weighted average number of shares in issue at S/1.00 each, at December 31,		660,053,790	665,835,490	822,213,119

Basic loss per share (in S/)	(*)	0.225	(0.125)	(1.076)

Loss from continuing operations attributable to owners of the Company during the year		(66,577)	(65,888)	(840,762)

Weighted average number of shares in issue at S/1.00 each, at December 31,		660,053,790	665,835,490	822,213,119

Basic loss per share (S/)	(*)	(0.101)	(0.099)	(1.023)

(*)	The Group does not have common shares with dilutive effects at December 31, 2018 and 2019.